7. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of prepaid expenses and other current assets is as follows:

	December 31,
	2017	2016
	RMB	RMB

Short-term advances	3,130	5,362
Temporary advances to employees	1,838	2,518
Prepaid rent	3,796	3,857
Prepaid other taxes	23,144	7,984
Legal deposit	17,983	16,600
Hotel inventory and receivables	7,011	3,600
Other current assets	6,011	5,672
Total	62,913	45,593